September 30, 2009
VIA EDGAR
Mr. Douglas Brown
Division of Corporation Finance
U.S. Securities and Exchange Commission
Mail Stop 7010
Washington, D.C. 20549

Re:	Basic Energy Services, Inc.
Registration Statement on Form S-4
File No. 333-161693
Filed September 2, 2009
Dear Mr. Brown:
     On behalf of Basic Energy Services, Inc. (the “Company”), set forth below are the responses to comments received from the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) by letter dated September 23, 2009, with respect to the Company’s Registration Statement on Form S-4 (File No. 333-161693) (the “Registration Statement”). Where applicable, our responses indicate the revisions we included in Amendment No. 1 to the Registration Statement (“Amendment No. 1”). For your convenience, the responses are prefaced by the exact text of the Staff’s corresponding comment.
General
1.	Please make corresponding changes, as appropriate, to all documents. This will eliminate the need for us to issue repetitive comments to address deficiencies that appear at more than one place, including within the documents you file as exhibits.

Response: The Company has made corresponding changes, as appropriate, based on the Commission’s suggested revisions to all documents related to the Registration Statement. Please see the page number references in the responses that follow that highlight the corresponding changes made in Amendment No. 1.

Supplemental Letter
2.	Revise to make clear that broker-dealers may be statutory underwriters if they hold Old Notes acquired for their own account as a result of market-making activities or other trading activities and they receive New Notes in exchange for Old Notes in the Exchange Offer.

Response: The Company has revised the Supplemental Letter and made corresponding changes as requested to make clear that broker-dealers may be statutory underwriters if they hold Old Notes acquired for their own account as a result of market-making activities or other trading activities and they receive New Notes in exchange for Old Notes in the Exchange Offer. Please see revisions on pages 102 and 104 of Amendment No. 1, page 4 of Exhibit 99.1, page 2 of Exhibit 99.4 and page 2 of Exhibit 99.5.
Purpose and Effect of the Exchange Offer, page 102
3.	All exchange offer participants, including broker-dealers, must represent that they are not engaged in, and do not intend to engage in, a distribution of the New Notes. The phrase, “if you are not a broker-dealer” does not belong in the above representation, which also appears elsewhere in the document, as well as in the letter to brokers, transmittal letter, and supplemental letter.

Response: The Company has revised the Registration Statement, letter to brokers, transmittal letter and supplemental letter as requested to eliminate the phrase “if you are not a broker-dealer.” Please see revisions on page 102 of Amendment No. 1, page 4 of Exhibit 99.1, page 2 of Exhibit 99.4 and page 2 of Exhibit 99.5.
Determination of Validity, page 106
4.	You indicate that you reserve the right to waive the ineligibility of any tendering holder. Please revise to clarify whether this right to waive ineligibility of a tendering holder includes the right to waive ineligibility of a tendering holder determined not to be eligible based on the no-action letters, Exxon Capital Holdings Corp., SEC No-Action Letter (April 13, 1988), Morgan Stanley & Co. Inc., SEC No-Action Letter (June 5, 1991), and Shearman & Sterling, SEC No-Action Letter (July 2, 1993).

Response: The Company has revised the Registration Statement as requested to clarify that the Company’s right to waive the ineligibility of a tendering holder will be exercised only to the extent permitted under applicable law (including applicable SEC no-action letters and other guidance). Please see revisions on page 106 of Amendment No. 1.
Exhibit 5.1
5.	Please obtain a new opinion which does not include the penultimate paragraph. If necessary, counsel may obtain and rely upon a certificate of officers of Basic Energy

Services, Inc. as the basis for its opinion, and it may indicate its reliance thereupon, as it already has done.

Response: The Company has obtained a new opinion as requested which removed the penultimate paragraph that was contained in the prior Exhibit 5.1 filed with the Registration Statement on September 2, 2009. Please see Exhibit 5.1 refiled with Amendment No. 1.

     Please do not hesitate to call the undersigned at (713) 220-4301 with any comments or questions regarding this letter or the above-referenced Registration Statement and Amendment No. 1.

Very truly yours,

/s/ David C. Buck

David C. Buck

cc:	Kenneth V. Huseman (Issuer)
Alan Krenek (Issuer)